SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2025
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 13:-	SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION

a.	Other current assets are comprised of the following:

	December 31,
	2025	2024

Governmental authorities	$3,006	$3,033
Prepaid expenses	7,877	6,268
Deferred charges	10,040	4,510
Advance payments to suppliers	10,542	4,763
Other	5,941	3,389

	$37,406	$21,963

b.	Other current liabilities are comprised of the following:

	December 31,
	2025	2024

Payroll and related employee accruals	$16,720	$14,192
Governmental authorities	1,920	2,651
Holdback Amount (see Note 17)	-	800
Earn-out considerations (see Note 17)	19,266	-
Other	3,623	174
	$41,529	$17,817

c.	Other long-term liabilities are comprised of the following:

	December 31,
	2025	2024

Earn-out considerations (see Note 17)	$17,172	$10,400
Other	2,450	206
	$19,622	$10,606

d.
During 2025, the Company invested $3,500 in Crosense Technology Ltd. ("Crosense"), an early-stage startup developing drone detection and tracking technology. The investment is presented under Other long-term assets. The Company elected to measure its equity securities of Crosense, at cost less any impairment, plus or minus changes resulting from observable price changes. Equity investments without readily determinable fair value are assessed for impairment periodically.